Consolidated Statements of Changes in Net Assets - USD ($)	11 Months Ended		12 Months Ended
	Dec. 31, 2021		Dec. 31, 2022
Net investment gain/(loss)	$ (3,262,384)		$ (2,939,115)
Recognition of conversion of SAFE note liabilities to Common Shares	0		25,375,657
Net change in unrealized appreciation/depreciation on investments, SAFE note liabilities and warrants	(767,623)		(26,364,495)
Increase/(Decrease) in net assets resulting from operations	(4,030,007)		(3,927,953)
Distributions to Shareholders
From distributable earnings	0		0
Total distributions to Fund shareholders	0		0
Capital Share Transactions
Proceeds from shareholder subscriptions	25,000	[1]	0
Conversion of SAFE Notes	0		64,697,000	[2]
Increase/(Decrease) in net assets from capital share transactions	25,000		64,697,000
Total increase/(decrease) in net assets	(4,005,007)		60,769,047
Net Assets
Beginning of period	0		(4,005,007)
End of period	$ (4,005,007)		$ 56,764,040	[3],[4]
Capital Share Activity
Shares sold	2,500,000	[1]	0
Conversion to SAFE Notes	0		9,424,629	[2]
Reverse stock split	0		(1,044,724)
Net increase in shares outstanding	2,500,000		8,379,905
Shares outstanding, beginning of period	0		2,500,000
Shares outstanding, end of period	2,500,000		10,879,905

[1]	On January 25, 2021, the Organizer purchased 2,500,000 shares of the Fund’s common stock, par value $0.00001, for $25,000.
[2]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.
[3]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[4]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not were not presented for the Fund for the 2021 period.